Related Party Transaction and Balance - Schedule of Balance with Related Parties (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025	Jul. 29, 2024
Schedule of Balance with Related Parties [Line Items]
Amounts due to related parties		$ 16,473	$ 260,064
Tse Tim [Member]
Schedule of Balance with Related Parties [Line Items]
Receivables from customers	[1]		1,183
Payables to customers	[2]	15,049	74,311
Oriental Moon Tree Limited [Member]
Schedule of Balance with Related Parties [Line Items]
Amounts due to related parties	[3]		218,513
Cheung Yuk Shan [Member]
Schedule of Balance with Related Parties [Line Items]
Payables to customers	[2]	89,632	80,843
Fong Wai Lok, Raymond [Member]
Schedule of Balance with Related Parties [Line Items]
Payables to customers	[2]	9	36
Lau Kam Yan, Karen [Member]
Schedule of Balance with Related Parties [Line Items]
Payables to customers	[2]	42,493	17,180
Wu Hin Lun [Member]
Schedule of Balance with Related Parties [Line Items]
Payables to customers	[2]	1,020	1,028
Zhu Jian Guo [Member]
Schedule of Balance with Related Parties [Line Items]
Payables to customers	[2]	2,848	2,889
Zhu Yun [Member]
Schedule of Balance with Related Parties [Line Items]
Payables to customers	[2]		80
Related Party [Member]
Schedule of Balance with Related Parties [Line Items]
Payables to customers		152,348	176,367
Amounts due to related parties		16,473	260,064
Contract liabilities-related party		90,479
Shum Ngan, Sammy [Member]
Schedule of Balance with Related Parties [Line Items]
Amounts due to related parties	[4]	16,473	41,551
Chan Sze Ho [Member]
Schedule of Balance with Related Parties [Line Items]
Payables to customers	[2]	1,297
I Win Growth SPC – Fund 2 SP [Member]
Schedule of Balance with Related Parties [Line Items]
Contract liabilities-related party	[5]	$ 90,479

[1]	The balance as of March 31, 2025 represented amounts overdue on brokerage transactions which passed the settlement dates, before allowance for expected credit losses. The balances were fully settled subsequently.
[2]	The balances as of March 31, 2026 and 2025 represented cash deposits received from the related parties and payables arising from unsettled trades on trade-date basis.
[3]	The balances as of March 31, 2025 represented the advance from shareholder for operational purposes. The balance was unsecured, non-interest bearing and repayable on demand.
[4]	The balance as of March 31, 2026 and 2025 represented accrued brokerage, clearing and exchange fees payable to director.
[5]	The balance as of March 31, 2026 represented amounts billed to related party for services not yet performed. The balance was expected to be recognized as revenue within a twelve-month period.